SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, FOOTNOTES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	$ 3,974,000,000		$ 3,182,000,000
Schedule I, Condensed Financial Information of Parent, Current portion of long-term debt	(8,000,000)	[1]	(32,000,000)	[1]
Schedule I, Condensed Financial Information of Parent, Unamortized discount on long-term debt	(9,000,000)		(10,000,000)
Schedule I, Condensed Financial Information of Parent, Long-term debt	3,957,000,000	[1]	3,140,000,000	[1]
Schedule I, Condensed Financial Information of Parent, Footnotes [Abstract]
Schedule I, Condensed Financial Information of Parent, Other Income, Net, Gain (Loss) on Investments	22,000,000		35,000,000		55,000,000
Schedule I, Condensed Financial Information of Parent, Long Term Debt, Maturities, Repayments of principal in next twelve months	8,000,000
Schedule I, Condensed Financial Information of Parent, Long Term Debt, Maturities, Repayments of principal in year two	650,000,000
Schedule I, Condensed Financial Information of Parent, Long Term Debt, Maturities, Repayments of principal in year three	800,000,000
Schedule I, Condensed Financial Information of Parent, Long Term Debt, Maturities, Repayments of principal in year five	750,000,000
Schedule I, Condensed Financial Information of Parent, Long Term Debt, Maturities, Repayments of principal after year five	1,800,000,000
Schedule I, Condensed Financial Information of Parent, Long-term debt, due February 2013 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	400,000,000		400,000,000
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	6.00%
Schedule I, Condensed Financial Information of Parent, Long-term debt, due November 2013 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	250,000,000		250,000,000
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	8.90%
Schedule I, Condensed Financial Information of Parent, Long-term debt, due March 2014 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	500,000,000
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	2.00%
Schedule I, Condensed Financial Information of Parent, Variable rate notes, due March 2014 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	300,000,000
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate at period end	1.22%
Schedule I, Condensed Financial Information of Parent, Long-term debt, due June 2018 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	500,000,000		500,000,000
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	6.15%
Schedule I, Condensed Financial Information of Parent, Long-term debt, due February 2019 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	500,000,000		500,000,000
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	9.80%
Schedule I, Condensed Financial Information of Parent, Long-term debt, due October 2039 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	750,000,000		750,000,000
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	6.00%
Schedule I, Condensed Financial Information of Parent, Employee Stock Ownership Plan Bonds, Variable Rates On Demand, Due November 2014 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	8,000,000		32,000,000
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	0.40%
Schedule I, Condensed Financial Information of Parent, Market Value Adjustment For Interest Rate Swaps, Net [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Market value adjustment for interest rate swap	16,000,000
Schedule I Condensed Financial Information of Parent, Variable Rate Notes Due November 2013 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate at period end	8.19%
Schedule I Condensed Financial Information of Parent, Variable Rate Notes Due June 2016 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate at period end	4.86%
Schedule I Condensed Financial Information of Parent, Long-term debt, due June 2016 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	$ 750,000,000		$ 750,000,000
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	6.50%

[1]	As adjusted for the retrospective effect of a change in accounting principle as we discuss in Note 1.